SCHEDULE OF PREPAID EXPENSES (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2024
Prepaid Expenses
Prepaid legal fees			$ 25,000
Prepaid commissions	$ 171,625	132,625	4,989
Vendor deposits	6,170,718		664,000
Prepaid insurance	125,000
Other	681	12,369
Prepaid expenses	$ 6,468,024	$ 144,994	$ 29,989